Schedule of Investments (unaudited)
February 28, 2021
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
BAE Systems PLC	1,253,480	$ 8,484,883
Raytheon Technologies Corp.	40,860	2,941,512
		11,426,395
Air Freight & Logistics — 0.6%
FedEx Corp.	5,664	1,441,488
United Parcel Service, Inc., Class B	7,050	1,112,701
		2,554,189
Automobiles — 2.6%
General Motors Co.	215,345	11,053,659
Banks — 5.1%
Truist Financial Corp.	63,158	3,597,480
U.S. Bancorp	142,952	7,147,600
Wells Fargo & Co.	308,276	11,150,343
		21,895,423
Beverages — 1.0%
Coca-Cola Co.	84,871	4,157,830
Biotechnology — 1.0%
Acerta Pharma BV, Series B (Acquired 05/06/15, cost $1,815,300)(a)(b)(c)	31,555,035	4,371,003
Capital Markets — 2.5%
Apollo Global Management, Inc.	41,780	2,066,439
Blackstone Group, Inc., Class A	21,803	1,509,422
CME Group, Inc.	17,508	3,496,348
Morgan Stanley	45,311	3,483,056
		10,555,265
Chemicals — 1.5%
Corteva, Inc.	139,958	6,319,104
Communications Equipment — 1.7%
Cisco Systems, Inc.	165,645	7,432,491
Consumer Finance — 0.9%
Capital One Financial Corp.	30,648	3,683,583
Diversified Financial Services — 1.0%
Equitable Holdings, Inc.	139,441	4,123,270
Diversified Telecommunication Services — 3.8%
AT&T Inc.	156,370	4,361,159
Verizon Communications, Inc.	212,183	11,733,720
		16,094,879
Electric Utilities — 1.2%
Edison International	67,795	3,660,252
PPL Corp.	50,550	1,323,905
		4,984,157
Equity Real Estate Investment Trusts (REITs) — 0.7%
PotlatchDeltic Corp.	30,650	1,555,487
Rayonier, Inc.	49,040	1,600,666
		3,156,153
Food Products — 1.8%
Danone SA	52,210	3,550,328
Kraft Heinz Co.	118,165	4,298,843
		7,849,171
Health Care Equipment & Supplies — 2.2%
Medtronic PLC	58,905	6,890,118
Zimmer Biomet Holdings, Inc.	16,490	2,688,859
		9,578,977
Security	Shares	Value
Health Care Providers & Services — 3.7%
Anthem, Inc.	18,466	$ 5,598,706
Cardinal Health, Inc.	35,880	1,848,538
CVS Health Corp.	92,498	6,301,889
UnitedHealth Group, Inc.	5,700	1,893,654
		15,642,787
Household Durables — 0.8%
Newell Brands, Inc.	151,117	3,501,381
Household Products — 0.6%
Kimberly-Clark Corp.	20,282	2,602,789
Industrial Conglomerates — 1.6%
Siemens AG, Registered Shares	45,026	6,968,281
Insurance — 6.6%
American International Group, Inc.	144,874	6,367,212
Arthur J. Gallagher & Co.	33,143	3,970,531
CNA Financial Corp.	45,114	1,919,150
Fidelity National Financial, Inc.	105,308	4,031,190
MetLife, Inc.	76,914	4,430,247
Prudential Financial, Inc.	53,668	4,654,089
Swiss Re AG	29,405	2,762,542
		28,134,961
IT Services — 1.1%
Cognizant Technology Solutions Corp., Class A	42,594	3,129,807
International Business Machines Corp.	11,788	1,401,947
		4,531,754
Machinery — 0.2%
Stanley Black & Decker, Inc.	5,122	895,530
Multi-Utilities — 2.1%
Ameren Corp.	34,930	2,454,531
Consolidated Edison, Inc.	32,977	2,164,940
Public Service Enterprise Group, Inc.	76,786	4,133,391
		8,752,862
Oil, Gas & Consumable Fuels — 6.0%
BP PLC	1,145,899	4,693,061
ConocoPhillips	72,119	3,750,909
Kinder Morgan, Inc.	129,428	1,902,592
Marathon Petroleum Corp.	205,605	11,230,145
Williams Cos., Inc.	174,112	3,976,718
		25,553,425
Personal Products — 1.0%
Unilever PLC, ADR	82,707	4,305,726
Pharmaceuticals — 5.5%
AstraZeneca PLC	45,504	4,419,991
Bayer AG, Registered Shares	113,951	6,921,517
Bristol-Myers Squibb Co.	62,653	3,842,509
Johnson & Johnson	4,990	790,715
Pfizer, Inc.	91,807	3,074,616
Sanofi	47,763	4,383,244
		23,432,592
Semiconductors & Semiconductor Equipment — 0.5%
Applied Materials, Inc.	17,107	2,021,876
Software — 2.0%
Open Text Corp.	40,807	1,818,768
Palantir Technologies, Inc., Class A(b)	280,588	6,706,053
		8,524,821
Technology Hardware, Storage & Peripherals — 1.2%
Samsung Electronics Co. Ltd., GDR	2,736	5,063,484

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Tobacco — 2.2%
Altria Group, Inc.	136,954	$ 5,971,194
British American Tobacco PLC	103,480	3,593,362
		9,564,556
Wireless Telecommunication Services — 1.2%
Vodafone Group PLC	2,896,880	4,959,004
Total Common Stocks — 66.6% (Cost: $236,569,732)		283,691,378
		Par (000)
Equity-Linked Notes
Aerospace & Defense — 1.0%
RBC Capital Markets LLC (BAE Systems PLC) 24.29% 03/04/21	GBP	398,700	2,685,893
TD Securities, Inc. (Raytheon Technologies Corp.) 24.98% 03/11/21	USD	21,000	1,480,037
			4,165,930
Air Freight & Logistics — 0.3%
BMO Capital Markets Corp. (United Parcel Service, Inc.) 20.61% 03/18/21		3,700	588,816
Credit Suisse Securities (USA) LLC (FedEx Corp.) 22.95% 03/05/21		3,300	836,047
			1,424,863
Automobiles — 0.6%
Credit Suisse Securities (USA) LLC (General Motors Co.) 20.85% 03/05/21		51,300	2,629,449
Banks — 2.1%
BMO Capital Markets Corp. (Wells Fargo & Co.) 22.40% 03/25/21		102,700	3,513,679
RBC Capital Markets LLC (Truist Financial Corp.) 21.47% 03/12/21		32,000	1,770,247
SG Americas Securities LLC (U.S. Bancorp) 17.38% 03/18/21		76,900	3,759,472
			9,043,398
Beverages — 0.5%
RBC Capital Markets LLC (Coca-Cola Co.) 14.54% 03/12/21		43,000	2,104,700
Capital Markets — 1.4%
BMO Capital Markets Corp. (Blackstone Group, Inc.) 14.60% 03/25/21		11,600	804,522
BOFA Securities, Inc. (CME Group, Inc.) 17.24% 03/22/21		9,400	1,776,452
Citigroup Global Markets, Inc. (Apollo Global Management, Inc.) 24.99% 03/18/21		34,100	1,705,895
JP Morgan Securities LLC (Morgan Stanley) 20.50% 03/29/21		24,300	1,820,531
			6,107,400
Chemicals — 0.8%
TD Securities, Inc. (Corteva, Inc.) 27.79% 03/22/21		75,600	3,213,455
Communications Equipment — 0.9%
BMO Capital Markets Corp. (Cisco Systems, Inc.) 21.94% 03/29/21		89,100	4,033,289
Consumer Finance — 0.5%
SG Americas Securities LLC (Capital One Financial Corp.) 20.23% 04/02/21		16,500	1,977,286
Security		Par (000)	Value
Diversified Financial Services — 0.3%
RBC Capital Markets LLC (Equitable Holdings, Inc.) 15.23% 04/05/21	USD	46,400	$ 1,354,615
Diversified Telecommunication Services — 2.0%
JP Morgan Securities LLC (AT&T Inc.) 21.23% 03/11/21		80,500	2,265,959
JP Morgan Securities LLC (Verizon Communications, Inc.) 15.71% 03/29/21		114,100	6,284,830
			8,550,789
Electric Utilities — 0.6%
HSBC Bank USA N.A. (PPL Corp.) 22.85% 04/09/21(a)		27,100	744,979
JP Morgan Securities LLC (Edison International) 20.96% 03/29/21		36,400	2,002,585
			2,747,564
Equity Real Estate Investment Trusts (REITs) — 0.4%
Barclays Capital, Inc. (PotlatchDeltic Corp.) 18.25% 03/12/21		15,400	771,646
RBC Capital Markets LLC (Rayonier, Inc.) 20.44% 03/12/21		24,800	793,121
			1,564,767
Food Products — 1.0%
BMO Capital Markets Corp. (Kraft Heinz Co.) 21.10% 03/18/21		63,500	2,291,580
HSBC Securities (USA), Inc. (Danone SA) 11.84% 03/19/21	EUR	26,900	1,823,337
			4,114,917
Health Care Equipment & Supplies — 1.0%
RBC Capital Markets LLC (Medtronic PLC) 15.64% 03/12/21	USD	29,800	3,491,822
UBS Securities LLC (Zimmer Biomet Holdings, Inc.) 21.10% 03/12/21		5,200	840,021
			4,331,843
Health Care Providers & Services — 1.3%
Credit Suisse Securities (USA) LLC (Anthem, Inc.) 21.60% 03/05/21		4,300	1,303,689
JP Morgan Securities LLC (CVS Health Corp.) 19.67% 03/11/21		29,400	2,021,996
RBC Capital Markets LLC (Cardinal Health, Inc.) 24.45% 04/05/21		19,300	995,106
TD Securities, Inc. (UnitedHealth Group, Inc.) 15.74% 03/22/21		3,000	1,001,229
			5,322,020
Household Durables — 0.7%
Citigroup Global Markets, Inc. (Newell Brands, Inc.) 26.32% 03/25/21		123,500	2,930,364
Household Products — 0.3%
BMO Capital Markets Corp. (Kimberly-Clark Corp.) 16.40% 03/25/21		10,900	1,396,275
Insurance — 4.2%
Barclays Capital, Inc. (CNA Financial Corp.) 24.01% 04/05/21		36,800	1,586,610
BMO Capital Markets Corp. (American International Group, Inc.) 24.58% 03/18/21		118,400	5,155,069
BOFA Securities, Inc. (Prudential Financial, Inc.) 20.93% 04/09/21(a)		29,100	2,621,316
Citigroup Global Markets, Inc. (Arthur J. Gallagher & Co.) 16.54% 04/09/21(a)		17,800	2,133,152

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Citigroup Global Markets, Inc. (Fidelity National Financial, Inc.) 24.37% 04/09/21(a)	USD	56,600	$ 2,193,250
Societe Generale (Swiss Re AG) 12.42% 03/18/21	CHF	23,000	2,135,623
TD Securities, Inc. (MetLife, Inc.) 20.79% 03/22/21	USD	41,400	2,208,873
			18,033,893
IT Services — 0.7%
BOFA Securities, Inc. (International Business Machines Corp.) 12.84% 04/09/21(a)		9,600	1,182,816
TD Securities (USA) LLC (Cognizant Technology Solutions Corp.) 17.68% 03/22/21		22,900	1,705,025
			2,887,841
Machinery — 0.1%
TD Securities, Inc. (Stanley Black & Decker, Inc.) 19.70% 03/22/21		2,700	474,258
Multi-Utilities — 1.1%
BOFA Securities, Inc. (Ameren Corp.) 17.88% 04/09/21(a)		18,700	1,335,180
Citigroup Global Markets, Inc. (Public Service Enterprise Group, Inc.) 18.58% 03/12/21		38,800	2,086,864
TD Securities, Inc. (Consolidated Edison, Inc.) 21.61% 03/11/21		16,900	1,120,486
			4,542,530
Oil, Gas & Consumable Fuels — 2.9%
Barclays Capital, Inc. (ConocoPhillips) 20.20% 03/22/21		38,700	1,823,365
BMO Capital Markets Corp. (Marathon Petroleum Corp.) 39.72% 03/18/21		68,500	3,620,493
BOFA Securities, Inc. (Kinder Morgan, Inc.) 20.70% 04/09/21(a)		69,600	1,094,112
HSBC Securities (USA), Inc. (BP PLC) 21.05% 03/04/21	GBP	588,400	2,398,833
SG Americas Securities LLC (Williams Cos., Inc.) 29.05% 03/18/21	USD	142,400	3,233,432
			12,170,235
Personal Products — 0.6%
UBS Securities LLC (Unilever PLC) 21.00% 04/09/21(a)		44,400	2,409,144
Pharmaceuticals — 2.4%
Barclays Capital, Inc. (Pfizer, Inc.) 17.27% 03/29/21		49,300	1,658,329
Credit Suisse Securities (USA) LLC (Bayer AG) 22.10% 03/18/21	EUR	36,200	2,192,532
JP Morgan Securities LLC (Bristol-Myers Squibb Co.) 19.76% 03/11/21	USD	32,300	1,997,055
RBC Capital Markets LLC (AstraZeneca PLC) 19.98% 03/04/21	GBP	23,200	2,256,407
Societe Generale (Sanofi) 8.97% 03/18/21	EUR	24,500	2,254,625
			10,358,948
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.3%
SG Americas Securities LLC (Applied Materials, Inc.) 24.82% 04/02/21	USD	9,100	$ 1,078,323
Software — 0.2%
JP Morgan Securities LLC (Open Text Corp.) 19.81% 03/11/21		21,000	939,589
Technology Hardware, Storage & Peripherals — 0.6%
Barclays Capital, Inc. (Samsung Electronics Co. Ltd.) 17.25% 03/18/21		1,400	2,616,331
Tobacco — 0.9%
Credit Suisse Securities (USA) LLC (Altria Group, Inc.) 22.60% 03/05/21		52,700	2,186,906
Credit Suisse Securities (USA) LLC (British American Tobacco PLC) 12.95% 03/18/21	GBP	53,200	1,846,809
			4,033,715
Wireless Telecommunication Services — 0.6%
Credit Suisse Securities (USA) LLC (Vodafone Group PLC) 19.30% 03/18/21		1,493,500	2,536,357
Total Equity-Linked Notes — 30.3% (Cost: $129,912,761)			129,094,088
Total Long-Term Investments — 96.9% (Cost: $366,482,493)			412,785,466
	Shares
Short-Term Securities(d)(e)
Money Market Funds — 4.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	16,997,731	16,997,731
Total Short-Term Securities — 4.0% (Cost: $16,997,731)		16,997,731
Total Investments — 100.9% (Cost: $383,480,224)		429,783,197
Liabilities in Excess of Other Assets — (0.9)%		(3,743,367)
Net Assets — 100.0%		$ 426,039,830
(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,371,003, representing 1.0% of its net assets as of period end, and an original cost of $1,815,300.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 529,567	$ 16,468,164(a)	$ —	$ —	$ —	$ 16,997,731	16,997,731	$ 2,322	$ —
SL Liquidity Series, LLC, Money Market Series(b)	939,602	—	(939,474)(a)	(13)	(115)	—	—	1,381(c)	—
				$ (13)	$ (115)	$ 16,997,731		$ 3,703	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock High Equity Income Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 2,941,512	$ 8,484,883	$ —	$ 11,426,395
Air Freight & Logistics	2,554,189	—	—	2,554,189
Automobiles	11,053,659	—	—	11,053,659
Banks	21,895,423	—	—	21,895,423
Beverages	4,157,830	—	—	4,157,830
Biotechnology	—	—	4,371,003	4,371,003
Capital Markets	10,555,265	—	—	10,555,265
Chemicals	6,319,104	—	—	6,319,104
Communications Equipment	7,432,491	—	—	7,432,491
Consumer Finance	3,683,583	—	—	3,683,583
Diversified Financial Services	4,123,270	—	—	4,123,270
Diversified Telecommunication Services	16,094,879	—	—	16,094,879
Electric Utilities	4,984,157	—	—	4,984,157
Equity Real Estate Investment Trusts (REITs)	3,156,153	—	—	3,156,153
Food Products	4,298,843	3,550,328	—	7,849,171
Health Care Equipment & Supplies	9,578,977	—	—	9,578,977
Health Care Providers & Services	15,642,787	—	—	15,642,787
Household Durables	3,501,381	—	—	3,501,381
Household Products	2,602,789	—	—	2,602,789
Industrial Conglomerates	—	6,968,281	—	6,968,281
Insurance	25,372,419	2,762,542	—	28,134,961
IT Services	4,531,754	—	—	4,531,754
Machinery	895,530	—	—	895,530
Multi-Utilities	8,752,862	—	—	8,752,862
Oil, Gas & Consumable Fuels	20,860,364	4,693,061	—	25,553,425
Personal Products	4,305,726	—	—	4,305,726
Pharmaceuticals	7,707,840	15,724,752	—	23,432,592
Semiconductors & Semiconductor Equipment	2,021,876	—	—	2,021,876
Software	8,524,821	—	—	8,524,821
Technology Hardware, Storage & Peripherals	—	5,063,484	—	5,063,484
Tobacco	5,971,194	3,593,362	—	9,564,556
Wireless Telecommunication Services	—	4,959,004	—	4,959,004
Equity-Linked Notes	—	115,380,139	13,713,949	129,094,088

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock High Equity Income Fund
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 16,997,731	$ —	$ —	$ 16,997,731
	$ 240,518,409	$ 171,179,836	$ 18,084,952	$ 429,783,197
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Equity-Linked Notes	Total
Assets
Opening Balance, as of May 31, 2020	$ 4,152,327	$ 4,566,570	$ —	$ 8,718,897
Transfers into Level 3	—	—	—	—
Transfers out of Level 3(a)	—	(4,566,570)	—	(4,566,570)
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(b)	218,676	—	(209,846)	8,830
Purchases	—	—	13,923,795	13,923,795
Sales	—	—	—	—
Closing Balance, as of February 28, 2021	$ 4,371,003	$ —	$ 13,713,949	$ 18,084,952
Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2021(b)	$ 218,676	$ —	$ (209,846)	$ 8,830

(a)	As of May 31, 2020, the Fund used significant unobservable inputs in determining the value of certain investments. As of February 28, 2021, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2021, is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock High Equity Income Fund
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $13,713,949.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)
Assets
Common Stocks	$ 4,371,003	Income	Discount Rate	1%

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
Currency Abbreviation
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt